Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Miscellaneous non-current liabilities [abstract]
Summary of Other Liabilities

	September 30,	December 31,
As at	2023	2022
Renewable Volume Obligation, Net (1)	400	101
Pension and Other Post-Employment Benefit Plan	191	201
Provision for West White Rose Expansion Project	169	204
Provisions for Onerous and Unfavourable Contracts	76	95
Employee Long-Term Incentives	127	245
Drilling Provisions	25	31
Deferred Revenue	39	45
Other	156	120
	1,183	1,042
(1)The gross amounts of the renewable volume obligation and renewable identification numbers asset were $1.1 billion and $0.7 billion, respectively (December 31, 2022 – $1.1 billion and $1.0 billion, respectively).